Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash	$ 5,290,547	$ 3,093,612
Receivables	878,389	649,612
Inventory	1,576,129	1,596,536
Prepaids and Deposits	645,618	1,342,215
Total current assets	8,390,683	6,681,975
Equipment	572,529	680,801
Intangible assets	50,783	56,426
Investments	179,727	189,403
Receivable	156,200
Right of use assets	550,617	721,687
TOTAL ASSETS	9,900,539	8,330,292
Current Liabilities
Trade payables and accrued liabilities	2,312,709	2,638,981
Customer deposits	110,993	104,715
Deferred income	9,239	12,112
Loans payable	1,686	85,058
Derivative liability	9,382,960	4,196,125
Lease liabilities	264,036	362,001
Total current liabilities	12,081,623	7,398,992
Non-current Liabilities
Deferred Income	86,567	95,562
Lease liabilities	354,486	428,022
TOTAL LIABILITIES	12,522,676	7,922,576
SHAREHOLDERS’ EQUITY (DEFICIT)
Share capital	102,448,909	97,070,976
Reserve – share-based payments	7,444,407	6,870,139
Accumulated deficit	(112,543,713)	(103,588,356)
Accumulated other comprehensive income	28,260	54,957
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(2,622,137)	407,716
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 9,900,539	$ 8,330,292